Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	CAD 2,262	CAD 3,133
Adjustments:
Increase in insurance contract liabilities	20,023	18,014
Increase in investment contract liabilities	173
(Increase) decrease in reinsurance assets	2,269	(842)
Amortization of (premium) discount on invested assets	230	78
Other amortization	560	693
Net realized and unrealized (gains) losses and impairment on assets	(7,188)	(2,804)
Deferred income tax recovery	(331)	(235)
Stock option expense	15	19
Cash provided by (used in) operating activities before undernoted items	18,013	18,056
Changes in policy related and operating receivables and payables	(222)	(1,039)
Cash provided by (used in) operating activities	17,791	17,017
Investing activities
Purchases and mortgage advances	(87,224)	(104,059)
Disposals and repayments	70,720	82,001
Change in investment broker net receivables and payables	227	(186)
Net cash decrease from sale and purchase of subsidiaries and businesses	(10)	(495)
Cash provided by (used in) investing activities	(16,287)	(22,739)
Financing activities
Decrease in repurchase agreements and securities sold but not yet purchased	(29)	(23)
Issue of long-term debt, net (note 11)		3,899
Redemption of long-term debt (note 11)	(607)	(158)
Issue of capital instruments, net (note 12)	2,209	479
Redemption of capital instruments (note 12)	(899)	(949)
Secured borrowing from securitization transactions	741	847
Changes in deposits from Bank clients, net	261	(157)
Shareholders' dividends paid in cash	(1,780)	(1,593)
Contributions from (distributions to) non-controlling interests, net	(6)	10
Common shares issued, net (note 13)	124	66
Preferred shares issued, net (note 13)		884
Cash provided by (used in) financing activities	14	3,305
Cash and short-term securities
Increase (decrease) during the year	1,518	(2,417)
Effect of foreign exchange rate changes on cash and short-term securities	(658)	(347)
Balance, beginning of year	14,238	17,002
Balance, December 31	15,098	14,238
Cash and short-term securities
Gross cash and short-term securities, beginning of year	15,151	17,885
Net payments in transit, included in other liabilities, beginning of year	(913)	(883)
Balance, beginning of year	14,238	17,002
Gross cash and short-term securities, end of year	15,965	15,151
Net payments in transit, included in other liabilities, end of year	(867)	(913)
Balance, December 31	15,098	14,238
Supplemental disclosures on cash flow information
Interest received	10,596	10,550
Interest paid	1,118	983
Income taxes paid	CAD 1,360	CAD 841